Significant Accounting Policies - Schedule of Movements in the Allowance for Credit Losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Balance as of January 1	¥ 20,504	¥ 19,887	¥ 0
Amounts charged/(reversed) to expenses	(2,265)	617	19,887
Foreign currency translation adjustments	65	0	0
Balance as of December 31	¥ 18,304	¥ 20,504	¥ 19,887